RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended									6 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended					6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013 assets	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Frontline Charterers [Member] vessels	Dec. 31, 2011 Frontline Charterers [Member]	Dec. 31, 2012 Frontline Charterers [Member] vessels	Jun. 30, 2012 Frontline Charterers [Member]	Jun. 30, 2013 Frontline Ltd [Member]	Dec. 31, 2012 Frontline Ltd [Member]	Jun. 30, 2013 Deep Sea [Member] vessels	Dec. 31, 2012 Deep Sea [Member] vessels	Jun. 30, 2013 Seadrill [Member]	Dec. 31, 2012 Seadrill [Member]	Jun. 30, 2013 SFL West Polaris [Member]	Jun. 30, 2012 SFL West Polaris [Member]	Dec. 31, 2012 SFL West Polaris [Member]	Jun. 30, 2013 SFL Deepwater [Member]	Jun. 30, 2013 SFL Deepwater [Member]	Jun. 30, 2012 SFL Deepwater [Member]	Dec. 31, 2012 SFL Deepwater [Member]	Dec. 31, 2010 SFL Deepwater [Member]	Jun. 30, 2013 SFL Hercules [Member]	Jun. 30, 2012 SFL Hercules [Member]	Dec. 31, 2012 SFL Hercules [Member]	Jun. 30, 2013 SFL Linus [Member]	Dec. 31, 2012 SFL Linus [Member]	Jun. 30, 2013 Frontline Management [Member] vessels tankers carriers	Jun. 30, 2012 Frontline Management [Member]	Dec. 31, 2012 Frontline Management [Member]	Jun. 30, 2013 Bluelot [Member]	Dec. 31, 2012 Bluelot [Member]	Jun. 30, 2013 Corte Real [Member]	Dec. 31, 2012 Corte Real [Member]	Jun. 30, 2013 Golar Management UK Limited [Member]	Jun. 30, 2012 Golar Management UK Limited [Member]	Dec. 31, 2012 Golar Management UK Limited [Member]	Jun. 30, 2013 Seadrill Management (S) Pte Ltd [Member]	Jun. 30, 2012 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2012 Seadrill Management (S) Pte Ltd [Member]	Jun. 30, 2013 Other related parties [Member]	Dec. 31, 2012 Other related parties [Member]	Jun. 30, 2013 Frontline Charterers and Deep Sea [Member]	Jun. 30, 2012 Frontline Charterers and Deep Sea [Member]	Dec. 31, 2012 Frontline Charterers and Deep Sea [Member]	Jun. 30, 2013 UFC [Member] vessel	Dec. 31, 2012 UFC [Member]	May 31, 2013 Deep Sea Supply Shipowning II BV [Member] vessel	Dec. 31, 2011 Frontline Shipping and Frontline Shipping II [Member] vessels	Jun. 30, 2013 Golden Ocean [Member] vessels carriers	Jun. 30, 2012 Golden Ocean [Member]	Dec. 31, 2012 Golden Ocean [Member]	Jun. 30, 2013 Frontline Management AS [Member]	Jun. 30, 2012 Frontline Management AS [Member]	Dec. 31, 2012 Frontline Management AS [Member]	Jun. 30, 2013 Deep Sea Supply Plc. [Member]	May 31, 2013 Deep Sea Supply Plc. [Member] vessel	Apr. 30, 2013 Deep Sea Supply Plc. [Member] vessel	Jun. 30, 2013 BTG Pactual [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	$ 1,089,000		$ 54,203,000	$ 0		$ 51,788,000		$ 652,000	$ 810,000	$ 0	$ 1,305,000	$ 300,000	$ 300,000																											$ 137,000	$ 0
Loans to related parties	573,591,000		221,884,000											108,377,000		67,010,000	134,151,000	134,151,000		154,874,000		136,063,000		0	195,000,000	0
Due to related parties	12,208,000		9,227,000	815,000		804,000																					1,059,000		815,000	5,108,000	3,802,000	5,062,000	3,756,000	46,000		50,000				164,000	50,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	24			22		24				2	2																																					28
Property subject to or available for operating lease, number of units				0		1				4	4																																		3
Combined balance of net investments in direct financing leases																																										1,012,900,000		1,217,000,000
Combined balance of net investments in direct financing leases, short-term maturities																																										50,000,000		50,800,000
Net book value of assets leased under operating leases																																										111,800,000		131,500,000
Term of charters, minimum	1 year																																												10 months
Term of charters, maximum	14 years																																												12 months
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party																											12																						12
Number of vessels under contract to related parties																																															5									1	6
Profit sharing revenues - related parties	100,000	29,917,000	52,176,000																																										100,000	0
Joint venture, ownership interest																																																							50.00%			50.00%
Compensation payment received					106,000,000
Agreed temporary reduction in daily time charter rates					6,500
Percent of earnings to be paid					100.00%
Maximum daily amount to which temporary earnings-related 100% payment applies					6,500
Accrued revenues	0	29,900,000	52,200,000
Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					25.00%
Potential profit share accrued				0		0	2,000,000
Actual profit share accrued				0		0	0
Profit share to be accumulated				50,000,000
Non-refundable advance relating to the profit sharing agreement						50,000,000
Net lease termination fee received				5,000,000
Daily vessel management fee																													6,500
Number of crude oil tankers																											2
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party																											7																						7
Number of car carriers operating on time charter, subcontracted to related party																											2
Management fees paid, vessels	27,869,000	33,844,000	66,455,000																								27,500,000	33,400,000	65,900,000																				400,000	200,000	500,000
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)																											1.00%
Term of sales type leases																											5 years
Commissions paid for sales-type leases on Suezmax tankers																											43,000	62,000	124,000
Administrative expenses - related parties	233,000	235,000	471,000																								200,000	200,000	500,000
Management fees paid, supervision of newbuildings																											1,200,000	900,000	2,100,000
Management fees paid, provision of office facilities																																		78,000	113,000	195,000	0	12,000	15,000													200,000	300,000	400,000
Leasing revenues earned from related parties [Abstract]
Operating lease income																																										9,100,000	10,300,000	20,700,000	1,900,000	0
Direct financing lease interest income	28,489,000	29,954,000	59,214,000																																							28,500,000	30,000,000	59,200,000
Finance lease service revenue	26,650,000	33,124,000	64,766,000																																							26,700,000	33,100,000	64,800,000
Direct financing lease repayments																																										24,200,000	27,200,000	52,800,000
Related party loans [Abstract]
Notes receivable, related parties														145,000,000							290,000,000	145,000,000			195,000,000
Repayment of notes receivable, related parties																	145,000,000
Interest income, related party loans	$ 9,788,000	$ 9,788,000	$ 19,575,000											$ 3,300,000	$ 3,300,000	$ 6,500,000		$ 6,300,000	$ 6,500,000	$ 13,100,000		$ 200,000	$ 0	$ 0